Note 10 - Deposits (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Components Of Interest Bearing Deposits [Table Text Block]
	20 16	2015

Interest-Bearing Demand	$448,003,985	$412,959,430
Savings	70,066,140	64,976,174
Time, $100,000 and Over	183,610,778	202,800,899
Other Time	183,616,992	196,931,462

	$885,297,895	$877,667,965

Scheduled Maturities Of Certificates Of Deposits [Table Text Block]
Year	Amount

2017	$256,886,186
2018	63,055,100
2019	22,738,969
2020	15,858,433
2021 and Thereafter	8,689,082

$367,227,770